DWS Strategic Government Securities Fund
DWS Strategic Government Securities Fund
Investment Objective
The fund seeks high current income, liquidity and security of principal.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 70) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Strategic Government Securities Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Strategic Government Securities Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution/service (12b-1) fees	0.22%	0.99%	0.99%	none	none
Other expenses	0.26%	0.44%	0.25%	0.28%	0.35%
Total annual fund operating expenses	0.81%	1.76%	1.57%	0.61%	0.68%
Fee waiver/expense reimbursement	none	0.10%	none	none	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81%	1.66%	1.57%	0.61%	0.66%

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.64% and 0.64%; and for the period October 1, 2014 through January 31, 2015 at ratios no higher than 1.66% and 0.66% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class B and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class B and S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Strategic Government Securities Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	355	569	260	62	67
3 Years	527	844	496	195	216
5 Years	712	1,145	855	340	377
10 Years	1,249	1,582	1,867	762	845

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Strategic Government Securities Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	355	169	160	62	67
3 Years	527	544	496	195	216
5 Years	712	945	855	340	377
10 Years	1,249	1,582	1,867	762	845

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 372%.
Principal Investment Strategy
Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities backed by the full faith and credit of the US government, including related repurchase agreements (the "80% test"). Within the 80% test, the fund invests principally in Ginnie Maes (mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA)), but may also invest in US Treasuries and other securities that are backed by the full faith and credit of the US government. Outside the 80% test, the fund may also invest in other debt and mortgage-backed securities, including securities that are issued by US government agencies or instrumentalities but are not backed by the full faith and credit of the US government.

The fund may also invest in securities or instruments on a when-issued, delayed delivery or forward commitment basis (e.g. TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future.

Management process. In deciding which types of securities to buy and sell, portfolio management first considers the relative attractiveness of Ginnie Maes compared to other eligible securities and decides on allocations. The decisions are generally based on a number of factors, including changes in supply and demand within the bond market and prepayment rates of individual bonds.

In choosing individual bonds, portfolio management reviews each bond's fundamentals, compares the yields of bonds and uses detailed analysis to project prepayment rates and other factors that could affect a bond's attractiveness. Portfolio management may also adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, based upon their analysis.

Interest rate strategy. In addition to the fund's main investment strategy, portfolio management may, from time to time, seek to enhance returns by employing various strategies to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts.

Derivatives. Outside of the interest rate strategy, portfolio management generally may use futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) options on US government agency mortgage-backed TBAs or total return swaps to seek to enhance potential gains; or (ii) options on interest rate futures to hedge against potential adverse interest rate movements.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Active Trading. The fund may trade actively. This could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant. The risk of loss is heightened during periods of rapid rises in interest rates.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Credit risk. The fund's performance could be hurt if an issuer of a security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Forward commitment risk. When a fund engages in when-issued, delayed delivery or forward commitment transactions (e.g. TBAs), the fund relies on the counterparty to consummate the sale. Failure to do so may result in the fund missing the opportunity to obtain a price or yield considered to be advantageous. Such transactions may also have the effect of leverage on the fund and may cause the fund to be more volatile. Additionally, these transactions may create a higher portfolio turnover rate.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 3.84% Q2 2010 Worst Quarter: -4.63%, Q2 2013
Average Annual Total Returns (For periods ended 12/31/2013 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 7/31/2005.
Average Annual Total Returns DWS Strategic Government Securities Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Oct. 01, 1979	(7.00%)	3.12%	3.61%
Class A After tax on distributions		(8.24%)	1.55%	1.99%
Class A After tax on distributions and sale of fund shares		(4.54%)	1.76%	2.13%
Class B before tax	May 31, 1994	(8.12%)	2.60%	2.96%
Class C before tax	May 31, 1994	(5.20%)	2.90%	3.07%
INST Class before tax	Jul. 03, 1995	(4.32%)	3.89%	4.10%
INST Class Barclays GNMA Index (reflects no deduction for fees, expenses or taxes)		(2.12%)	3.99%	4.69%

Average Annual Total Returns DWS Strategic Government Securities Fund	Class Inception	1 Year	5 Years	Since Inception
Class S	Jul. 29, 2005	(4.23%)	3.86%	4.22%
Class S Barclays GNMA Index (reflects no deduction for fees, expenses or taxes)		(2.12%)	3.99%	4.84%